Intangible Assets Including Goodwill - Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Premium
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill	€ 128	€ 119
Ad-Supported
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Goodwill	€ 18	€ 16